Subsidiary undertakings, joint ventures and associates - Joint ventures (Details)	12 Months Ended
	Mar. 31, 2020 £ / shares shares	Mar. 31, 2020 € / shares shares	May 21, 2017 £ / shares
Disclosure of joint ventures [line items]
Par value per share (GBP/EUR per share) | £ / shares			£ 0.1243
BritNed Development Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Joint Radio Company Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Nemo Link Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
NGET/SPT Upgrades Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
St William Homes LLP
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Clean Energy Generation, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Emerald Energy Venture LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%
Goldendale Energy Storage LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Island Park Energy Center, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Islander East Pipeline Company, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
LI Energy Storage System, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
LI Solar Generation, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Swan Lake North Holdings LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
IFA2 SAS
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
C Ordinary shares
Disclosure of joint ventures [line items]
Par value per share (GBP/EUR per share) | € / shares		€ 0.20
A Ordinary shares
Disclosure of joint ventures [line items]
Par value per share (GBP/EUR per share) | £ / shares	£ 1.00
National Grid Interconnector Holdings Limited | C Ordinary shares | BritNed Development Limited
Disclosure of joint ventures [line items]
Number of shares held in joint venture (in shares)	284,500,000	284,500,000
National Grid Interconnector Holdings Limited | A Ordinary shares | BritNed Development Limited
Disclosure of joint ventures [line items]
Number of shares held in joint venture (in shares)	1	1
National Grid Electricity Transmission plc | A Ordinary shares | NGET/SPT Upgrades Limited
Disclosure of joint ventures [line items]
Number of shares held in joint venture (in shares)	50	50